LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT

8.   LONG-TERM DEBT

Revolving Credit Facility

On November 21, 2017, UBH entered into an asset based revolving credit facility (the “ABL facility”) in an initial aggregate principal amount of $100.0 million. The ABL facility was set to expire on the fifth anniversary of closing, or November 21, 2022. On April 1, 2020, the ABL facility was amended to increase the credit limit up to $116.0 million and to extend the maturity through August 22, 2024. On December 18, 2020 the ABL facility was amended to increase the credit limit up to $161.0 million and as of April 4, 2021, the outstanding balance of the ABL facility was $15.0 million. No amounts were outstanding under this facility as of January 3, 2021. Availability under the ABL facility is based on a monthly accounts receivable and inventory borrowing base certification, which is net of outstanding letters of credit. As of April 4, 2021 and January 3, 2021, $93.4 million and $106.4 million, respectively, was available for borrowing, net of letters of credit. The facility bears interest at an annual rate based on LIBOR plus an applicable margin of 1.50% (ranging from 1.50% to 2.00% based on availability) or the prime rate plus an applicable margin of 0.50% (ranging from 0.50% to 1.00%). Had the Company elected to use the Prime rate, the interest rate on the facility as of April 4, 2021 and March 29, 2020, would have been 3.75% and 3.75%, respectively. The Company elected to use the LIBOR rate, the interest rate on the ABL facility as of April 4, 2021 was 1.61%. The Company elected to use the LIBOR rate as of March 29, 2020 and the interest rate was 2.36%. The ABL facility is also subject to unused line fees (0.5% at April 4, 2021) and other fees and expenses.

Standby letters of credit in the amount of $14.1 million have been issued as of April 4, 2021 and January 3, 2021. The standby letters of credit are primarily issued for insurance purposes.

Term Loans

On November 21, 2017, the Company entered into a First Lien Term Loan Credit Agreement (the “First Lien Term Loan”) in a principal amount of $535.0 million and a Second Lien Term Loan Credit Agreement (the “Second Lien Term Loan”, and collectively with the First Lien Term Loan, the “Term Loans”) in a principal amount of $125.0 million. The proceeds of the Term Loans were used to refinance the Company’s January 2017 credit facility and fund the acquisition of Inventure Foods and the repurchase of the predecessor membership units held by a minority investor.

The First Lien Term Loan requires quarterly principal payments of $1.3 million beginning March 2018, with a balloon payment due for any remaining balance on the seventh anniversary of closing, or November 21, 2024. On August 28, 2020, as part of the Business Combination (as described in Note 1. "Operations and Summary of Significant Accounting Policies" and Note 2.

"Acquisitions") an advance payment of principal was made on the First Lien Term Loan of $111.6 million. The First Lien Term Loan bears interest at an annual rate based on either LIBOR plus an applicable margin of 3.50%, or prime rate plus an applicable margin of 2.50%. The interest rate on the First Lien Term Loan as of March 29, 2020 was 5.10%. In connection with Amendment No. 2 to the Credit Agreement, dated November  21, 2017 with Bank of America, N.A., as further described within this note, the outstanding balance of $410 million was repaid in full the interest rate on this instrument was 3.64% at the time of payoff.

The Company incurred closing and other costs associated with the Term Loans, which were allocated to each loan on a specific identification basis based on original principal amounts. Finance fees allocated to the First Lien Term Loan and the Second Lien Term Loan were $10.7 million and $4.1 million, respectively, which are presented net within “non-current portion of debt” on the consolidated balance sheets for the predecessor periods. Deferred fees are amortized ratably over the respective lives of each term loan. Deferred fees associated with the term loans under the January 2017 credit agreement were fully expensed during 2017 and deferred financing fees were derecognized as a result of the Business Combination as described in the Note 1. "Operations and Summary of Significant Accounting Policies" and Note 2. "Acquisitions".

Separately, on October 21, 2019, the Company entered into a Senior Secured First Lien Floating Rate Note (the “Secured First Lien Note”) in a principal amount of $125.0 million. Proceeds from the Secured First Lien Note were used primarily to finance the Kennedy acquisition. The Secured First Lien Note requires quarterly interest payments, with a repayment of principal on the maturity date of November 21, 2024. The Secured First Lien Note bears interest at an annual rate based on 3 month LIBOR plus an applicable margin of 5.25%.

On December 14, 2020, the Company entered into a Bridge Credit Agreement with a syndicate of banks, led by Bank of America, N.A. (the “Bridge Credit Agreement”). The proceeds of the Bridge Credit Agreement were used to fund the Company’s acquisition of Truco and the IP Purchase from OTB Acquisition, LLC, in which the Company withdrew $490.0 million to finance the Truco Acquisition and IP Purchase. The Bridge Credit Agreement bears interest at an annual rate based on 4.25% Base plus 1 month LIBOR with scheduled incremental increases to the base rate, as defined in the Bridge Credit Agreement. The loan converts into an Extended Term Loan if the Loan remains open 365 days after the closing date. As of January 3, 2021, the outstanding balance of the Bridge Credit Agreement was $370.0 million, with $120.0 million being repaid from the redemption of the Company’s warrants. Commitment fees and deferred financing costs on the Bridge Credit Agreement totaled $7.2 million, of which $2.6 million remained on the books as of January 3, 2021. In connection with Amendment No. 2 to the Credit Agreement, and a $12.0 million repayment in the first quarter of 2021, the outstanding balance of $370.0 million was repaid in full.

On January  20, 2021, the Company entered into Amendment No. 2 to the Credit Agreement ("Amendment No. 2") which provided additional operating flexibility and revisions to certain restrictive covenants. Pursuant to the terms of Amendment No. 2, the Company raised $720 million in aggregate principal of Term Loan B ("Term Loan B") which bears interest at LIBOR plus 3.00%, and extended the maturity of the Credit Agreement to January 20, 2028. The proceeds were used, together with cash on hand and proceeds from our exercised warrants, to redeem the outstanding principal amount of existing Term Loan B and Bridge Credit Agreement of $410 million and $358 million, respectively. The refinancing was accounted for as an extinguishment. The Company incurred debt issuance costs and original issuance discounts of $8.4 million. The interest rate on this instrument was 3.11% as of April 4, 2021.

The First Lien Term Loan, the Secured First Lien Note Term Loan B, and the ABL facility are collateralized by substantially all of the assets and liabilities of the Company. The credit agreements contain certain affirmative and negative covenants as to operations and the financial condition of the Company. The Company was in compliance with its financial covenant as of April 4, 2021.

Other Notes Payable and Capital Leases

During the first fiscal quarter of 2020, the Company closed on the acquisition of Kitchen Cooked and the acquisition included a deferred purchase price of $2.0 million, of which $1.0 million is still outstanding as of April 4, 2021 and January 3, 2021. Additionally, during the first fiscal quarter of 2020, the Company purchased intellectual property that include a deferred purchase price of $0.5 million, of which $0.4 million and $0.5 million is outstanding as of April 4, 2021 and January 3, 2021, respectively.

Amounts outstanding under notes payable consisted of the following:

		As of
	As of	January 3,
(in thousands)	April 4, 2021	2021
Note payable – IO notes	$23,567	$23,106
Capital lease	8,448	8,967
Other	1,545	1,509
Total notes payable	33,560	33,582
Less: current portion	(8,142)	(9,018)
Long term portion of notes payable	$25,418	$24,564

During fiscal 2019, the Company sold $33.2 million of notes receivable from IOs on its books for $34.1 million in a series of transactions to a financial institution. During the first quarter of fiscal 2021, the Company sold an additional $2.3 million of notes receivable from IOs on its books for $2.5 million to a financial institution. Due to the structure of the transactions, the sale did not qualify for sale accounting treatment and the Company has recorded the notes payable obligation owed by the IOs to the financial institution on its books; the corresponding notes receivable also remained on the Company’s books. The Company services the loans for the financial institution by collecting principal and interest from the IOs and passing it through to the institution. The underlying notes have various maturity dates through December 2028. The Company partially guarantees the outstanding loans, as discussed in further detail within Note 11. "Contingencies”. These loans are collateralized by the routes for which the loans are made. Accordingly, the Company has the ability to recover substantially all of the outstanding loan value upon default.

Interest expense for the thirteen weeks ended April 4, 2021 (Successor) was $10.9 million, $7.6 million of which was related to the Company’s credit facility and other long-term debt, of which $2.9 million was related to amortization of deferred financing fees, and $0.4 million of which was related to IO loans. Interest expense for the thirteen weeks ended March 29, 2020 (Predecessor) was $9.6 million, $8.3 million of which was related to the Company’s credit facility and other long-term debt, $0.7 million of which was related to amortization of deferred financing fees, and $0.6 million of which was related to IO loans. The interest expense on IO loans is a pass-through expense that has an offsetting interest income within Other (expense) income.

8.    LONG-TERM DEBT

Revolving Credit Facility

On November 21, 2017, UBH entered into an asset based revolving credit facility (the “ABL facility”) in an initial aggregate principal amount of $100.0 million. The ABL facility was set to expire on the fifth anniversary of closing, or November 21, 2022. On April 1, 2020, the ABL facility was amended to increase the credit limit up to $116.0 million and to extend the maturity through August 22, 2024. On July 23, 2020 the ABL facility was amended to add language around the public structure. On December 18, 2020, the ABL facility was amended to increase the credit limit up to $161.0 million. No amounts were outstanding under this facility as of January 3, 2021 or December 29, 2019. Availability under the ABL facility is based on a monthly accounts receivable and inventory borrowing base certification, which is net of outstanding letters of credit. As of January 3, 2021 and December 29, 2019, $106.4 million and $83.0 million, respectively, was available for borrowing, net of letters of credit. The facility bears interest at an annual rate based on LIBOR plus an applicable margin of 1.50% (ranging from 1.50% to 2.00% based on availability) or the prime rate plus an applicable margin of 0.50% (ranging from 0.50% to 1.00%). Under the Prime rate, had there been outstanding balances, the interest rate on the facility as of January 3, 2021 and December 29, 2019 would have been 3.75% and 5.25%, respectively. Had there been outstanding balances and the Company elected to use the LIBOR rate, the interest rate on the ABL facility as of January 3, 2021 and December 29, 2019 would have been 1.64% and 3.30%, respectively. The ABL facility is also subject to unused line fees (0.5% at January 3, 2021) and other fees and expenses.

Standby letters of credit in the amount of $14.1 million have been issued as of January 3, 2021 and December 29, 2019. The standby letters of credit are primarily issued for insurance purposes.

Term Loans

On November 21, 2017, the Company entered into a First Lien Term Loan Credit Agreement (the “First Lien Term Loan”) in a principal amount of $535.0 million and a Second Lien Term Loan Credit Agreement (the “Second Lien Term Loan”, and collectively with the First Lien Term Loan, the “Term Loans”) in a principal amount of $125.0 million. The proceeds of the Term Loans were used to refinance the Company’s January 2017 credit facility and fund the acquisition of Inventure Foods and the repurchase of the Predecessor membership units held by a minority investor.

The First Lien Term Loan requires quarterly principal payments of $1.3 million beginning March 2018, with a balloon payment due for any remaining balance on the seventh anniversary of closing, or November 21, 2024. On August 28, 2020, as part of the Business Combination (as described in Note 1. "Operations and Summary of Significant Accounting Policies" and Note 2. "Acquisitions") an advance payment of principal was made on the First Lien Term Loan of $111.6 million, as such no principal payments are due until November 21, 2024. The First Lien Term Loan bears interest at an annual rate based on either LIBOR plus an applicable margin of 3.50%, or prime rate plus an applicable margin of 2.50%. The interest rate on the First Lien Term Loan as of January 3, 2021 and December 29, 2019 was 3.65% and 5.20%, respectively.

The Company incurred closing and other costs associated with the Term Loans, which were allocated to each loan on a specific identification basis based on original principal amounts. Finance fees allocated to the First Lien Term Loan and the Second Lien Term Loan were $10.7 million and $4.1 million, respectively, which are presented net within “non-current portion of debt” on the consolidated balance sheets for the Predecessor periods. Deferred fees are amortized ratably over the respective lives of each term loan. Deferred fees associated with the term loans under the January 2017 credit agreement were fully expensed during 2017 and other deferred financing fees were derecognized as a result of the Business Combination as described in the Note 1. “Operations and Summary of Significant Accounting Policies” and Note 2. “Acquisitions”.

On October 1, 2019, the Company repaid the Second Lien Term Loan with the proceeds of the sale of preferred and common units by Series U, Series R, and SRS. The Company accounted for the repayment of the Second Lien Term

Loan as a debt extinguishment as the investors who purchased the preferred units and common units were not parties to the Second Lien Term Loan. The total repayment was $126.3 million, and resulted in a loss on early extinguishment of approximately $4.3 million. On January 20, 2021, the First Lien Term Loan was refinanced. See Note 24. "Subsequent Event" for further details.

Separately, on October 21, 2019, the Company entered into a Senior Secured First Lien Floating Rate Note (the “Secured First Lien Note”) in a principal amount of $125.0 million. Proceeds from the Secured First Lien Note were used primarily to finance the Kennedy Acquisition. The Secured First Lien Note requires quarterly interest payments, with a repayment of principal on the maturity date of November 21, 2024. The Secured First Lien Note bears interest at an annual rate based on 3 month LIBOR plus an applicable margin of 5.25%. The interest rate on the Secured First Lien Note on August 28, 2020, prior to payoff was 6.7%. On August 28, 2020, as part of the Business Combination Agreement with CCH (as described in Note 1. "Operations and Summary of Significant Accounting Policies" and Note 2. "Acquisitions", the Secured First Lien Note was paid off. The total repayment was $128.8 million, which includes a $2.5 million early termination fee included within other expense (income), net in the Successor period and $1.3 million of interest expense which had been accrued in the Predecessor period.

On December 14, 2020, the Company entered into a Bridge Credit Agreement with a syndicate of banks, led by Bank of America, N.A (the “Bridge Credit Agreement”). The proceeds of the Bridge Credit Agreement were used to fund the Company’s acquisition of Truco and the IP Purchase from OTB Acquisition, LLC, in which the Company withdrew $490.0 million to finance the Truco Acquisition and IP Purchase. The Bridge Credit Agreement bears interest at an annual rate based on 4.25% Base plus 1 month LIBOR with scheduled incremental increases to the base rate, as defined in the Bridge Credit Agreement. The loan converts into an Extended Term Loan if the Loan remains open 365 days after the closing date. As of January 3, 2021, the outstanding balance of the Bridge Credit Agreement was $370.0 million, with $120.0 million being repaid from the redemption of the Company’s warrants. Commitment fees and deferred financing costs on the Bridge Credit Agreement totaled $7.2 million, of which $2.6 million remained on the books as of January 3, 2021. On January 20, 2021, the Bridge Credit Agreement was repaid in full by the refinancing of term debt. See Note 24. “Subsequent Events” for further details.

The First Lien Term Loan, the Secured First Lien Note, the Bridge Credit Agreement and the ABL facility are collateralized by substantially all of the assets and liabilities of the Company. The credit agreements contain certain affirmative and negative covenants as to operations and the financial condition of the Company. The Company was in compliance with its financial covenant as of January 3, 2021.

Aggregate principal maturities of debt as of January 3, 2021 are as follows:

(in thousands)
2021	$469
2022	242
2023	204
2024	410,193
2025	370,000
Thereafter	—
Total	$781,108

Other Notes Payable and Capital Leases

During the first fiscal quarter of 2020, the Company closed on the acquisition of Kitchen Cooked, as described in Note 2. "Acquisitions" and the acquisition included a deferred purchase price of $2.0 million, of which $1.0 million is still outstanding as of January 3, 2021. Additionally, during the first fiscal quarter of 2020, the Company purchased intellectual property that include a deferred purchase price of $0.5 million, which is outstanding as of January 3, 2021.

Amounts outstanding under notes payable consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Note payable — IO notes	$23,106	$33,700
Capital lease	8,967	6,055
Other	1,509	29
Total notes payable	33,582	39,784
Less: current portion	(9,018)	(7,984)
Long term portion of notes payable	$24,564	$31,800

During fiscal 2019, the Company sold $33.2 million of notes receivable from IOs on its books for $34.1 million in a series of transactions to a financial institution. Due to the structure of the transaction, the sale did not qualify for sale accounting treatment and the Company has recorded the notes payable obligation owed by the IOs to the financial institution on its balance sheet; the corresponding notes receivable also remained on the Company’s balance sheet. The Company services the loans for the financial institution by collecting principal and interest from the IOs and passing it through to the institution. The underlying notes have various maturity dates through December 2028. The Company partially guarantees the outstanding loans, as discussed in further detail within Note 12. “Contingencies”. These loans are collateralized by the routes for which the loans are made. Accordingly, the Company has the ability to recover substantially all of the outstanding loan value upon default.

Interest expense for the Successor period from August 29, 2020 to January 3, 2021 was $13.3 million, $7.9 million of which was related to the Company’s ABL facility and other long-term debt and $4.7 million of which was related to amortization of deferred financing fees, and $0.7 million of which was related to IO loans. Interest expense for the Predecessor period from December 30, 2019 to August 28, 2020 was $26.7 million, $23.3 million of which was related to the Company’s ABL facility and other long-term debt, $1.7 million of which was related to amortization of deferred financing fees, and $1.7 million of which was related to IO loans. Interest expense for the year ended December 29, 2019 was $48.4 million, $43.7 million of which was related to the Company’s ABL facility and other long-term debt, $2.1 million of which was related to amortization of deferred financing fees, and $2.6 million of which was related to IO loans. Interest expense for the year ended December 30, 2018 was $45.7 million, $42.3 million of which was related to the Company’s ABL facility and other long-term debt, $2.4 million of which was related to amortization of deferred financing fees, and $0.7 million of which was related to IO loans. The interest expense on IO loans is a pass-through expense that has an offsetting interest income within Other Income (Expense).